Condensed Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)		Common Stock [Member] Public Placement [Member]		Common Stock [Member] At The Market Offering [Member] Sales Agreement [Member] Cowen And Company Limited Liability Company [Member]	Common Stock [Member] At The Market Offering [Member]		Common Stock [Member] October Two Thousand Eighteen Public Offering [Member]	Common Stock [Member]		Additional Paid In Capital [Member] Public Placement [Member]	Additional Paid In Capital [Member] At The Market Offering [Member]	Additional Paid In Capital [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Public Placement [Member]	At The Market Offering [Member] Sales Agreement [Member] Cowen And Company Limited Liability Company [Member] Maximum [Member]	At The Market Offering [Member] Sales Agreement [Member] Cowen And Company Limited Liability Company [Member]	At The Market Offering [Member]	Total
Balance at Dec. 31, 2016		$ 10,122			$ 10,122		$ 10,122	$ 10,122		$ 136,442,302	$ 136,442,302	$ 136,442,302	$ 6,176	$ (133,291,119)					$ 3,167,481
Balance (in shares) at Dec. 31, 2016		1,012,171			1,012,171		1,012,171	1,012,171
Stock option exercises		$ 12			$ 12		$ 12	$ 12		8,168	8,168	8,168							$ 8,180
Stock option exercises (in shares)		1,167			1,167		1,167	1,167											1,167
Issuance of units, net of offering costs		$ 2,272			$ 3,808,836		$ 2,272	$ 2,272		$ 3,806,564	$ 3,808,836	3,806,564			$ 8,823,242	$ 3,808,836	$ 3,808,836	$ 3,808,836
Issuance of units, net of offering costs (in shares)		227,216			227,216		227,216	227,216		1,000,000	227,216				1,000,000	227,216	227,216	227,216
Issuance of RSUs		$ 60			$ 60		$ 60	$ 60		$ (60)	$ (60)	(60)
Issuance of RSUs (in shares)		6,025			6,025		6,025	6,025
Stock compensation expense										911,398	911,398	911,398							$ 911,398
Legal settlement in common stock		$ 158			$ 158		$ 158	$ 158		109,841	109,841	109,841							109,999
Legal settlement in common stock (in shares)		15,843			15,843		15,843	15,843
Vendor payment in common stock		$ 29			$ 29		$ 29	$ 29		23,216	23,216	23,216							23,245
Vendor payment in common stock (in shares)		2,898			2,898		2,898	2,898
Foreign currency translation													(32,076)						(32,076)
Net loss														(15,419,308)					(15,419,308)
Balance at Dec. 31, 2017		$ 22,653		$ 22,653	$ 22,653		$ 22,653	$ 22,653	[1]	150,114,671	150,114,671	150,114,671	(25,900)	(148,710,427)					1,400,997
Balance (in shares) at Dec. 31, 2017		2,265,320		2,265,320	2,265,320		2,265,320	2,265,320	[1]
Issuance of units, net of offering costs		$ 151,000,000	[1]							1,071,989,000,000					$ 1,072,140,000,000
Issuance of units, net of offering costs (in shares)	[1]	150,962
Issuance of RSUs								$ 3	[1]			(3)
Issuance of RSUs (in shares)	[1]							270
Stock compensation expense												238,190							238,190
Stock/Share cancellation (in shares)	[1]							(2)
Foreign currency translation													(12,579)						(12,579)
Net loss														(3,048,084)					(3,048,084)
Balance at Mar. 31, 2018								$ 2,646	[1]			161,094,268	(38,479)	(151,758,511)					9,299,924
Balance (in shares) at Mar. 31, 2018	[1]							264,496
Balance at Dec. 31, 2017		$ 22,653		$ 22,653	$ 22,653		$ 22,653	$ 22,653	[1]	150,114,671	150,114,671	150,114,671	(25,900)	(148,710,427)					1,400,997
Balance (in shares) at Dec. 31, 2017		2,265,320		2,265,320	2,265,320		2,265,320	2,265,320	[1]
Net loss																			(9,635,722)
Balance at Sep. 30, 2018								$ 3,214	[1]			162,391,324	(18,838)	(158,346,149)					4,029,551
Balance (in shares) at Sep. 30, 2018	[1]							321,274
Balance at Dec. 31, 2017		$ 22,653		$ 22,653	$ 22,653		$ 22,653	$ 22,653	[1]	150,114,671	150,114,671	150,114,671	(25,900)	(148,710,427)					$ 1,400,997
Balance (in shares) at Dec. 31, 2017		2,265,320		2,265,320	2,265,320		2,265,320	2,265,320	[1]
Stock option exercises (in shares)																			0
Issuance of units, net of offering costs		$ 3,182			$ 597,743		$ 3,182	$ 3,182		$ 594,561	$ 597,743	594,561			$ 13,530,401	$ 597,743	$ 597,743	$ 597,743
Issuance of units, net of offering costs (in shares)		318,236		15,912	318,236		318,236	318,236		5,912,307	318,236				5,912,307	318,236	318,236	318,236
Issuance of RSUs		$ 57			$ 57		$ 57	$ 57		$ (57)	$ (57)	(57)
Issuance of RSUs (in shares)		5,650			5,650		5,650	5,650
Stock compensation expense										862,281	862,281	862,281							$ 862,281
Interest settlement in common stock		$ 1,442			$ 1,442		$ 1,442	$ 1,442		271,168	271,168	271,168							272,610
Interest settlement in common stock (in shares)		144,238			144,238		144,238	144,238
Stock/Share cancellation (in shares)		(31)			(31)		(31)	(31)
Foreign currency translation													12,807						12,807
Net loss														(13,368,098)					(13,368,098)
Balance at Dec. 31, 2018		$ 86,457			$ 86,457		$ 86,457	$ 86,457	[1]	165,313,902	165,313,902	165,313,902	(13,093)	(162,078,525)					3,308,741
Balance (in shares) at Dec. 31, 2018		8,645,720			8,645,720		8,645,720	8,645,720	[1]
Balance at Mar. 31, 2018								$ 2,646	[1]			161,094,268	(38,479)	(151,758,511)					9,299,924
Balance (in shares) at Mar. 31, 2018	[1]							264,496
Issuance of units, net of offering costs		$ 33,700,000	[1]		$ 5,200,000	[1]				639,400,000	19,226,800,000				$ 673,100,000			$ 19,232,000,000
Issuance of units, net of offering costs (in shares)	[1]	33,654			5,202
Stock compensation expense												213,890							213,890
Foreign currency translation													18,113						18,113
Net loss														(3,332,213)					(3,332,213)
Balance at Jun. 30, 2018								$ 3,035	[1]			161,506,820	(20,366)	(155,090,724)					6,398,765
Balance (in shares) at Jun. 30, 2018	[1]							303,352
Issuance of units, net of offering costs					$ 10,700,000	[1]					40,531,600,000							$ 40,542,300,000
Issuance of units, net of offering costs (in shares)	[1]				10,710
Stock compensation expense												206,651							206,651
Interest settlement in common stock								$ 72	[1]			272,537							272,609
Interest settlement in common stock (in shares)	[1]							7,212
Foreign currency translation													1,528						1,528
Net loss														(3,255,425)					(3,255,425)
Balance at Sep. 30, 2018								$ 3,214	[1]			162,391,324	(18,838)	(158,346,149)					4,029,551
Balance (in shares) at Sep. 30, 2018	[1]							321,274
Balance at Dec. 31, 2018		$ 86,457			$ 86,457		$ 86,457	$ 86,457	[1]	165,313,902	165,313,902	165,313,902	(13,093)	(162,078,525)					3,308,741
Balance (in shares) at Dec. 31, 2018		8,645,720			8,645,720		8,645,720	8,645,720	[1]
Issuance of units, net of offering costs		$ 450,000,000	[1]							477,800,900,000					$ 478,250,900,000
Issuance of units, net of offering costs (in shares)	[1]	450,000
Stock compensation expense												98,033							98,033
Foreign currency translation													2,826						2,826
Net loss														(3,853,116)					(3,853,116)
Balance at Mar. 31, 2019								$ 8,823	[1]			170,272,078	(10,267)	(165,931,641)					4,338,993
Balance (in shares) at Mar. 31, 2019	[1]							882,286
Balance at Dec. 31, 2018		$ 86,457			$ 86,457		$ 86,457	$ 86,457	[1]	$ 165,313,902	$ 165,313,902	165,313,902	(13,093)	(162,078,525)					3,308,741
Balance (in shares) at Dec. 31, 2018		8,645,720			8,645,720		8,645,720	8,645,720	[1]
Net loss																			(9,928,565)
Balance at Sep. 30, 2019																			(1,556,970)
Balance at Mar. 31, 2019								$ 8,823	[1]			$ 170,272,078	$ (10,267)	$ (165,931,641)					4,338,993
Balance (in shares) at Mar. 31, 2019	[1]							882,286
Net loss																			(2,593,011)
Balance at Jun. 30, 2019																			1,827,003
Net loss																			(3,482,438)
Balance at Sep. 30, 2019																			$ (1,556,970)

[1]	Reflects the 1 for 20 reverse stock split that became effective on August 29, 2019. Refer to Note 8 Stockholders equity for further information.